Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Apr. 29, 2020
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX
Brookfield Global Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BLRIX
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	BGLYX
Brookfield Global Listed Infrastructure Fund | Class I
Prospectus:
Trading Symbol	BGLIX
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BGLAX
Brookfield Real Assets Securities Fund | Class Y
Prospectus:
Trading Symbol	RASYX
Brookfield Real Assets Securities Fund | Class I
Prospectus:
Trading Symbol	RASIX
Brookfield Real Assets Securities Fund | Class C
Prospectus:
Trading Symbol	RASCX
Brookfield Real Assets Securities Fund | Class A
Prospectus:
Trading Symbol	RASAX
Brookfield U.S. Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BRUYX
Brookfield U.S. Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BRUIX
Brookfield U.S. Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BRUCX
Brookfield U.S. Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BRUAX
Brookfield Real Assets Debt Fund | Class Y
Prospectus:
Trading Symbol	RACYX
Brookfield Real Assets Debt Fund | Class I
Prospectus:
Trading Symbol	RACIX
Brookfield Real Assets Debt Fund | Class C
Prospectus:
Trading Symbol	RACCX
Brookfield Real Assets Debt Fund | Class A
Prospectus:
Trading Symbol	RACAX